Insider Trading Arrangements - Mark Hamm [Member]	Sep. 22, 2025 shares
Trading Arrangements, by Individual [Table]
Material Terms of Trading Arrangement [Text Block]	On September 22, 2025, Mark Hamm, the Company’s Chief Operating Officer, entered into a trading plan intended to satisfy the affirmative defense conditions of Rule 10b5-1(c) under the Exchange Act. The plan provides for the sale, subject to certain price limits, of 144,102 shares vesting between September 22, 2025 and September 21, 2026, pursuant to certain equity awards granted to Mr. Hamm, excluding any shares withheld by the Company to satisfy income tax withholding and remittance obligations. Mr. Hamm’s plan will expire on September 21, 2026, subject to early termination in accordance with the terms of the plan.
Trading Arrangement, Individual Name	Mark Hamm
Trading Arrangement, Individual Title	Chief Operating Officer
Rule 10b5-1 Arrangement Adopted [Flag]	true
Trading Arrangement Adoption Date	September 22, 2025
Trading Arrangement Expiration Date	Mr. Hamm’s plan will expire on September 21, 2026
Trading Arrangement, Securities Aggregate Available Amount	144,102